Deposits	12 Months Ended
Mar. 31, 2024
Text Block1 [Abstract]
Deposits

16	DEPOSITS
Deposits at March 31, 2024 and 2023 consisted of the following:

	At March 31,
	2024	2023

	(In millions)
Non-interest-bearing demand deposits	¥37,539,163	¥33,550,063
Interest-bearing demand deposits	80,238,685	75,184,412
Deposits at notice	13,133,036	14,446,630
Time deposits	27,883,639	27,523,697
Negotiable certificates of deposit	14,672,276	13,025,556
Others (1)	8,630,520	9,197,452

Total deposits	¥182,097,319	¥172,927,810

(1)	Others include, among other items, foreign currency deposits in domestic offices and Japanese yen accounts held by foreign depositors in domestic offices.